Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net loss from operations	$ (275,957)	$ (279,107)	$ (238,660)
Adjustments to reconcile net loss to net cash used in operating activities of operations:
Amortization of subscriber acquisition costs	154,877	92,994	58,730
Amortization of customer relationships	108,178	125,451	143,578
Depreciation and amortization of other intangible assets	25,488	26,279	19,016
Amortization of deferred financing costs and bond premiums and discounts	10,447	9,844	9,251
Non-cash gain on settlement of Merger-related escrow	0	(12,200)	0
(Gain) Loss on sale or disposal of assets	(33)	(54)	662
Loss on early extinguishment of debt	10,085	0	0
Loss on asset impairment	0	0	3,116
Stock-based compensation	3,868	3,121	1,936
Provision for doubtful accounts	19,624	14,924	15,656
Deferred income taxes	(478)	(41)	(265)
Restructuring and asset impairment charges	7,126	59,197	0
Changes in operating assets and liabilities, net of acquisitions:
Accounts receivable	(24,338)	(14,421)	(21,866)
Inventories	(11,827)	18,591	(2,355)
Prepaid expenses and other current assets	(5,165)	1,450	746
Subscriber acquisition costs – deferred contract costs	(419,509)	(354,867)	(317,538)
Other assets	368	160	0
Accounts payable	(2,978)	21,842	8,481
Accrued expenses and other current liabilities	12,702	18,019	(10,895)
Restructuring liability	(2,797)	(1,515)	0
Deferred revenue	24,613	15,026	20,770
Net cash used in operating activities	(365,706)	(255,307)	(309,637)
Cash flows from investing activities:
Subscriber acquisition costs – company owned equipment	(5,243)	(24,740)	(10,580)
Capital expenditures	(11,642)	(26,982)	(30,500)
Proceeds from the sale of capital assets	3,123	480	964
Net cash used in acquisitions	0	0	(18,500)
Acquisition of intangible assets	(1,385)	(1,363)	(9,649)
Proceeds from insurance claims	0	2,984	0
Purchases of short-term investments	0	0	(60,000)
Proceeds from sale of short-term investments	0	0	60,069
Proceeds from note receivable	0	0	22,699
Change in restricted cash	0	14,214	14,375
Investment in preferred stock	0	0	(3,000)
Acquisition of other assets	0	(208)	(2,162)
Net cash used in investing activities	(15,147)	(35,615)	(36,284)
Cash flows from financing activities:
Proceeds from notes payable	604,000	296,250	102,000
Repayments of notes payable	(235,535)	0	0
Borrowings from revolving line of credit	57,000	271,000	20,000
Repayments on revolving line of credit	(77,000)	(271,000)	0
Proceeds from sale of subscriber contracts	0	0	2,261
Acquisition of subscriber contracts	0	0	(2,277)
Repayments of capital lease obligations	(8,315)	(6,414)	(6,300)
Financing costs	(9,036)	0	0
Deferred financing costs	(9,241)	(5,436)	(2,927)
Payments of dividends	0	0	(50,000)
Proceeds from capital contributions	100,407	0	32,300
Net cash provided by financing activities	422,280	284,400	95,057
Effect of exchange rate changes on cash	(466)	(1,726)	(234)
Net increase (decrease) in cash and cash equivalents	40,961	(8,248)	(251,098)
Cash and cash equivalents:
Beginning of period	2,559	10,807	261,905
End of period	43,520	2,559	10,807
Supplemental cash flow disclosures:
Income tax paid	435	290	196
Interest paid	189,170	145,647	137,908
Supplemental non-cash investing and financing activities:
Capital lease additions	8,411	11,002	12,040
Intangible assets acquisitions included within accounts payable, accrued expenses and other current liabilities and other long-term obligations	31,283	314	185
Capital expenditures included within accounts payable, accrued expenses and other current liabilities	2,345	161	1,893
Change in fair value of marketable securities	1,011	0	0
Property acquired under build-to-suit agreements included within other long-term obligations	4,619	0	0
Subscriber acquisition costs – company owned assets included within accounts payable and accrued expenses and other current liabilities	$ 12	$ 0	$ 1,719